UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $77,655
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number    Name

    1.   028-12522               Peninsula Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3    COL 4        COLUMN 5      COLUMN 6        COL 7  COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP               PRN AMT   PRN CALL DISCRETION      MNGRS  SOLE       SHARED NONE
--------------                 --------------   -----       -----   -------   --- ---------------      -----  ----       ------ ----
AMAZON COM INC                 COM              023135106    6,275     75,000 SH       SHARED-DEFINED  1         75,000
ANALOG DEVICES INC             COM              032654105    8,054    325,000 SH       SHARED-DEFINED  1        325,000
ANALOG DEVICES INC             COM              032654105      991     40,000 SH            SOLE                 40,000
APACHE CORP                    COM              037411105   10,823    150,000 SH       SHARED-DEFINED  1        150,000
APPLE INC                      COM              037833100   12,819     90,000 SH       SHARED-DEFINED  1         90,000
APPLE INC                      COM              037833100    1,424     10,000 SH            SOLE                 10,000
ARRIS GROUP INC                COM              04269Q100      243     20,000 SH            SOLE                 20,000
ATHENAHEALTH INC               COM              04685W103      925     25,000 SH       SHARED-DEFINED  1         25,000
CONCURRENT COMPUTER CORP NEW   COM PAR $.01     206710402      852    149,500 SH            SOLE                149,500
CYBERSOURCE CORP               COM              23251J106      536     35,000 SH            SOLE                 35,000
ELECTROGLAS INC                COM              285324109       29  1,300,000 SH       SHARED-DEFINED  1      1,300,000
ELECTROGLAS INC                COM              285324109       18    800,000 SH            SOLE                800,000
ELOYALTY CORP                  COM NEW          290151307    5,518    700,300 SH       SHARED-DEFINED  1        700,300
ELOYALTY CORP                  COM NEW          290151307    6,129    777,750 SH            SOLE                777,750
EVOLUTION PETROLEUM CORP       COM              30049A107    7,091  2,727,400 SH       SHARED-DEFINED  1      2,727,400
GOOGLE INC                     CL A             38259P508    2,108      5,000 SH       SHARED-DEFINED  1          5,000
GREEN MTN COFFEE ROASTERS IN   COM              393122106    5,912    100,000 SH       SHARED-DEFINED  1        100,000
LIMELIGHT NETWORKS INC         COM              53261M104    5,280  1,200,000 SH       SHARED-DEFINED  1      1,200,000
LIMELIGHT NETWORKS INC         COM              53261M104    8,756  1,990,000 SH            SOLE              1,990,000
MCAFEE INC                     COM              579064106    9,282    220,000 SH       SHARED-DEFINED  1        220,000
MCAFEE INC                     COM              579064106    1,055     25,000 SH            SOLE                 25,000
OCCIDENTAL PETE CORP DEL       COM              674599105    8,555    130,000 SH       SHARED-DEFINED  1        130,000
PLX TECHNOLOGY INC             COM              693417107      530    140,468 SH            SOLE                140,468
QUALCOMM INC                   COM              747525103    4,520    100,000 SH       SHARED-DEFINED  1        100,000
STEC INC                       COM              784774101    5,682    245,000 SH       SHARED-DEFINED  1        245,000
STEC INC                       COM              784774101    2,435    105,000 SH            SOLE                105,000
SUNCOR ENERGY INC              COM              867229106    2,427     80,000 SH       SHARED-DEFINED  1         80,000
UNITED ONLINE INC              COM              911268100    1,139    175,000 SH            SOLE                175,000
VERAZ NETWORKS INC             COM              923359103      581    700,000 SH            SOLE                700,000
VERTRO INC                     COM              92535G105       73    397,258 SH            SOLE                397,258


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